Summary of Significant Accounting Policies - Schedule of Year-End and Year-Average Exchange Rates (Details) - $: HK$ [Member]	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Period-end [Member]
Schedule of Year-End and Year-Average Exchange Rates [Line Items]
Year-end and year-average exchange rates	7.8		7.8
Period-average [Member]
Schedule of Year-End and Year-Average Exchange Rates [Line Items]
Year-end and year-average exchange rates	7.8		7.8
Year-end [Member]
Schedule of Year-End and Year-Average Exchange Rates [Line Items]
Year-end and year-average exchange rates		7.8
Year-average [Member]
Schedule of Year-End and Year-Average Exchange Rates [Line Items]
Year-end and year-average exchange rates		7.8